Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000253501
Account Value [Line Items]
Line Graph and Table Measure Name		NAA All Cap Value Series
Accumulated Value	$ 10,000		$ 12,271	$ 14,084	$ 12,588	$ 15,576	$ 15,869	$ 20,146	$ 19,909	$ 21,606	$ 23,820	$ 26,885
C000253502
Account Value [Line Items]
Line Graph and Table Measure Name		NAA Large Cap Value Series
Accumulated Value	10,000		12,141	14,060	12,721	15,496	15,838	20,119	19,854	21,694	24,613	28,097
C000249820
Account Value [Line Items]
Line Graph and Table Measure Name		NAA Large Core Series
Accumulated Value	10,000		11,335	13,853	12,944	16,823	19,982	25,673	20,367	25,846	32,534	37,879
C000253503
Account Value [Line Items]
Line Graph and Table Measure Name		NAA Large Growth Series
Accumulated Value	10,000		10,872	14,145	13,631	18,255	25,168	32,159	22,289	31,185	41,221	48,235
C000253504
Account Value [Line Items]
Line Graph and Table Measure Name		NAA Mid Growth Series
Accumulated Value	10,000		10,865	13,546	12,584	16,699	22,060	25,079	18,113	22,896	26,874	27,458
C000253505
Account Value [Line Items]
Line Graph and Table Measure Name		NAA Small Cap Value Series
Accumulated Value	10,000		12,660	13,129	11,466	14,055	13,918	17,562	16,906	18,645	20,231	20,898
C000253506
Account Value [Line Items]
Line Graph and Table Measure Name		NAA Small Growth Series
Accumulated Value	10,000		11,345	13,885	12,454	15,652	20,633	21,982	16,132	19,522	21,998	23,446
C000253507
Account Value [Line Items]
Line Graph and Table Measure Name		NAA SMid-Cap Value Series
Accumulated Value	10,000		12,675	14,413	12,543	15,892	16,575	20,512	20,130	22,089	24,089	25,858
C000253508
Account Value [Line Items]
Line Graph and Table Measure Name		NAA World Equity Income Series
Accumulated Value	10,000		11,038	12,699	11,662	14,158	15,099	18,382	16,706	18,757	21,120	25,925
S&P Composite 1500 Value Index USD TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 Value Index TR
Accumulated Value	10,000		11,849	13,626	12,360	16,230	16,491	20,678	19,547	23,778	26,666	30,058
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000		11,740	13,543	12,331	16,268	16,489	20,594	19,519	23,858	26,790	30,323
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
S&P 500 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		10,689	13,622	13,621	17,861	23,840	31,471	22,217	28,889	39,311	48,029
S&P MidCap 400 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		11,477	13,764	12,341	15,585	19,133	22,749	18,436	21,660	25,113	26,986
S&P SmallCap 600 Value TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000		13,132	14,644	12,793	15,932	16,335	21,390	19,028	21,861	23,515	25,090
S&P SmallCap 600 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		12,216	14,022	13,453	16,296	19,490	23,899	18,862	22,088	24,214	25,515
S&P 1000 Value TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	9,997		12,786	14,331	12,585	15,806	16,344	21,366	19,613	22,608	24,968	26,814
S&P Developed BMI TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Developed BMI Index
Accumulated Value	$ 10,000		$ 10,860	$ 13,418	$ 12,180	$ 15,537	$ 18,167	$ 21,888	$ 17,885	$ 22,055	$ 25,874	$ 31,635